INCOME TAX EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income (loss) before income tax expense	$ 1,395,000	$ (53,481,000)	$ 2,958,000
Components of income tax expenses
Current income tax expenses	7,013,000	2,113,000	3,846,000
Deferred income tax benefit	(562,000)	(586,000)	(638,000)
Income tax expenses	6,451,000	1,527,000	3,208,000
Reconciliation of the effective income tax provisions to the amount computed by applying the statutory tax rate to (loss) income before income taxes
Taxation at PRC statutory tax rate of 25%	349,000	(13,370,000)	739,000
Effect of non-PRC entities not subject to income tax	2,161,000	4,564,000	3,083,000
Effect of tax holiday	(466,000)		(301,000)
Effect of preferential tax rate	(14,000)	(248,000)	(210,000)
Current and deferred tax rate differential	1,167,000	1,015,000
Deemed interest income	276,000	1,010,000	695,000
Non-deductible expenses	3,041,000	4,337,000	565,000
Change in valuation allowance	575,000	3,818,000	(1,363,000)
Impact of changes in enacted tax rates		(325,000)
Prior year tax audit adjustment		190,000
PRC withholding tax on the outside basis difference of the discontinued operations		136,000
Provision for (reversal of) PRC dividend withholding tax	(296,000)	400,000
Effect of changes in the tax basis of property, plant and equipment	(225,000)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	(117,000)
Income tax expenses	6,451,000	1,527,000	3,208,000
Effective Tax Rate (as a percent)	462.44%	(2.86%)	108.45%
Effect of tax holidays on basic and diluted loss per share
Aggregate amount	466,000		301,000
Basic and diluted (in dollars per share)	$ 0.003		$ 0.002
Reconciliation of accrued unrecognized tax benefits
Balance at the beginning of the period	6,093,000	3,743,000	2,329,000
Additions for tax positions taken in the current period	396,000	459,000	88,000
Reclassified from income tax payable for tax positions of prior years	1,138,000	2,336,000	973,000
Addition for tax positions from newly acquired entities			382,000
Reduction for tax positions of prior years	(171,000)	(87,000)	(122,000)
Lapse of statute of limitations	(117,000)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	(1,276,000)	(618,000)
Foreign currency translation	14,000	260,000	93,000
Balance at the end of the period	6,077,000	6,093,000	3,743,000
Unrecognized tax benefits, which if recognized, would affect the effective tax rate	4,159,000	4,998,000
Portion of unrecognized tax benefits presented on a net basis as deferred tax asset related to net operating loss	986,000	1,749,000
Interest on unrecognized tax benefits recognized in interest expense	576,000	457,000	200,000
Unrecognized tax benefits was included in accrured expense, other current liabilities and other non-current liabilities	5,091,000	4,344,000
Accrued interests on unrecognized tax benefits	1,583,000	1,036,000
Penalty recognized in relation to unrecognized tax benefits	0
PRC
Income tax expenses
Income tax rate (as a percent)	25.00%
Income tax exemption period	2 years
Income tax rate reduction period	3 years
Percentage of tax reduction	50.00%
Income (loss) before income tax expense	10,037,000	(35,229,000)	15,292,000
PRC | From 2010 to 2020 | Binglangjiang
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2020 | Husahe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2010 to 2011 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2010 to 2011 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2020 | Liyuan
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2012 to 2020 | Hengda
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2011 to 2013 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2011 to 2013 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2014 to 2020 | Xineng
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Xiaopengzu
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | From 2014 to 2020 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	15.00%
PRC | In 2011 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	7.50%
PRC | From 2012 to 2013 | Dazhaihe
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
PRC | From 2010 to 2012 | Banzhu
Income tax expenses
Preferential income tax rate (as a percent)	12.50%
Cayman Islands
Income tax expenses
Income (loss) before income tax expense	(7,962,000)	(17,593,000)	(11,072,000)
Hong Kong
Income tax expenses
Tax rate (as a percent)	16.50%
Withholding tax	0
Income (loss) before income tax expense	$ (680,000)	$ (659,000)	$ (1,262,000)